FAIR VALUE MEASUREMENTS - Activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value (Details) - Warrant Liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value
Fair value of warrant issued in Private Placement Offering	$ 1,837
Total change in the liability included in earnings	(465)
Balance at the end	$ 1,372